ACQUISITIONS (Details 1) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
SpeedConnect LLC
Revenue		$ 7,352,758
Cost of sales		4,754,166
Gross profit (loss)		2,598,592
Expenses		(4,514,097)
Derivative expense		(8,105,901)
Gain on conversions and settlements		0
Impairment		0
Interest expense and impairment		(1,277,438)
Income taxes		0
Net loss		$ (11,298,844)
Loss per share		$ (0.08)
SpeedConnect Asset Acquisition
Revenue			$ 8,002,875
Cost of sales			4,826,475
Gross profit (loss)			3,176,400
Expenses			(1,999,221)
Derivative expense			0
Gain on conversions and settlements			0
Impairment			0
Interest expense and impairment			0
Income taxes			0
Net loss			1,177,179
Blue Collar Acquisition
Revenue	$ 219,474		1,941,955
Cost of sales	215,973		751,349
Gross profit (loss)	3,501		1,190,606
Expenses	(301,105)		(642,489)
Derivative expense	0		0
Gain on conversions and settlements	0		0
Impairment	0		0
Interest expense and impairment	(66,571)		(119,359)
Income taxes	0		0
Net loss	$ (364,175)		428,758
Blue Collar & Speed Connect
Revenue			14,975,205	$ 19,680,022
Cost of sales			8,915,851	11,653,419
Gross profit (loss)			6,059,354	8,026,603
Expenses			(7,992,220)	(9,883,572)
Derivative expense			(7,476,908)	0
Gain on conversions and settlements			138,815	0
Impairment			(949,872)	0
Interest expense and impairment			(3,581,020)	(275,935)
Income taxes			0	0
Net loss			$ (13,801,851)	$ (2,132,904)
Loss per share			$ (0.10)	$ (0.02)